Application of New and Revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2018
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Application of New and Revised International Financial Reporting Standards
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS

The IASB has issued a number of new IFRSs and amendments to IFRSs that are first effective for the current accounting period of the Group. Of these, the following developments are relevant to the Group’s financial statements:

(i) IFRS 9, Financial instruments

(ii) IFRS 15, Revenue from contracts with Customers

The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period.

(i)	IFRS 9, Financial instruments, including the amendments to IFRS 9, Prepayment features with negative compensation

In the current year, the Group has applied IFRS 9 “Financial Instruments” and the related consequential amendments to other IFRSs. IFRS 9 introduces new requirements for 1) the classification and measurement of financial assets and financial liabilities; 2) expected credit losses (“ECL”) for financial assets and other items (for example, financial guarantee contracts; and 3) general hedge accounting.

The adoption of IFRS 9 had no significant impact on the Group’s classification and measurement, impairment and reserves and retained profits as of January 1, 2018.

(ii)	IFRS 15, Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework for recognizing revenue and some costs from contracts with customers. IFRS 15 replaces IAS 18, Revenue, which covered revenue arising from sale of goods and rendering of services, and IAS 11, Construction contracts, which specified the accounting for construction contracts.

IFRS 15 also introduces additional qualitative and quantitative disclosure requirements which aim to enable users of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Group has adopted IFRS 15 using the modified retrospective method of adoption.

There was no financial impact of the transition to IFRS 15 on the Group’s retained profits as of January 1, 2018.

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2018 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

IFRS 16	Leases[1]
IFRIC 23	Uncertainty over Tax Treatments[1]

Amendments to IFRS 3	Definition of a Business[2]

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[3]

Amendments to IAS 1 and IAS 8	Definition of Material[4]

Amendments to IAS 28	Long-term Interest in Associates and Joint Ventures[1]

Amendments to IFRSs	Annual Improvements to IFRSs 2015 – 2017 Cycle[1]

1.	Effective for annual periods beginning on or after January 1, 2019
2.	Effective for business combinations and assets acquisitions for which the acquisition date is on or after the beginning of the first annual period beginning on or after January 1, 2020
3.	Effective for annual periods beginning on or after a date to be determined
4.	Effective for annual periods beginning on or after January 1, 2020

Except for the new IFRS mentioned below, the directors of the Company anticipate that the application of all other new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.

IFRS 16, Leases

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 will supersede IAS 17 Leases and the related interpretations when it becomes effective.

IFRS 16 distinguishes lease and service contracts on the basis of whether an identified asset is controlled by a customer. In addition, IFRS 16 requires sales and leaseback transactions to be determined based on the requirements of IFRS 15 as to whether the transfer of the relevant asset should be accounted as a sale. IFRS 16 also includes requirements relating to subleases and lease modifications.

Distinctions of operating leases and finance leases are removed for lessee accounting, and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees, except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. For the classification of cash flows, the Group currently presents upfront prepaid lease payments as investing cash flows in relation to leasehold lands for owned use. Upon application of IFRS 16, lease payments in relation to lease liability will be allocated into a principal and an interest portion which will be presented as financing cash flows by the Group, upfront prepaid lease payments will continue to be presented as investing or operating cash flows in accordance to the nature, as appropriate.

Under IAS 17, the Group has already recognized prepaid lease payments for leasehold lands where the Group is a lessee. The application of IFRS 16 will not result in changes in classification of these assets.

Other than certain requirements which are also applicable to lessor, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

Furthermore, extensive disclosures are required by IFRS 16.

As of December 31, 2018, the Group did not have any non-cancellable operating lease commitments.